ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable From State Of Minas Gerais
Remaining amounts receivable from recognized in non current assets	R$ 13	R$ 13